Significant Accounting Policies - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-cash investing activities
Capital expenditures incurred but not paid		$ 18,659	$ 89,322	$ 11,456	$ 16,707	$ 38,009
Non-cash involuntary conversion				9,129	0
Non-cash financing activities
Redemptions payable		0	256	585	788	361
Distribution payable to shareholders				0	0	7,606
ITC sales proceeds attributable to noncontrolling interests	$ 45,400			45,378	0	0
Non-cash contributions from noncontrolling interests, net				0	87,865	0
Change in distributions payable to noncontrolling interest		438	(1,333)	(1,666)	997	2,293
Cash paid for
Interest paid, net of amounts capitalized		$ 14,397	$ 24,218	$ 47,900	$ 45,223	$ 23,608